INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 1)		12 Months Ended
		Mar. 31, 2018 USD ($) Number	Mar. 31, 2017 USD ($) Number
Number Of Operating Partnerships Disposed [Line Items]
Operating Partnership Interest Transferred | Number		2	0
Sale of Underlying Operating Partnership | Number		1	2
Partnership Proceeds from Disposition | $		$ 928,187	$ 0
Gain/(Loss) on Disposition | $	[1]	$ 649,375	$ (934,010)
Series Forty Seven [Member]
Number Of Operating Partnerships Disposed [Line Items]
Operating Partnership Interest Transferred | Number		1	0
Sale of Underlying Operating Partnership | Number		1	1
Partnership Proceeds from Disposition | $		$ 584,687	$ 0
Gain/(Loss) on Disposition | $	[2]	$ 584,687	$ 0
Series Forty Eight [Member]
Number Of Operating Partnerships Disposed [Line Items]
Operating Partnership Interest Transferred | Number		1	0
Sale of Underlying Operating Partnership | Number		0	1
Partnership Proceeds from Disposition | $		$ 343,500	$ 0
Gain/(Loss) on Disposition | $	[3]	$ 343,500	$ 0
Series Forty Nine [Member]
Number Of Operating Partnerships Disposed [Line Items]
Operating Partnership Interest Transferred | Number		0	0
Sale of Underlying Operating Partnership | Number		0	0
Partnership Proceeds from Disposition | $		$ 0	$ 0
Gain/(Loss) on Disposition | $		$ (278,812)	$ (934,010)

[1]	Includes $928,187 and $-, respectively, in 2018 and 2017 from gain on disposal of operating limited partnership.
[2]	Includes $584,687 and $-, respectively, in 2018 and 2017 from gain on disposal of operating limited partnership.
[3]	Includes $343,500 and $-, respectively, in 2018 and 2017 from gain on disposal of operating limited partnership.